ASSETS HELD FOR SALE (Narrative) (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Assets held for sale	$ 751,726
Proceeds assets held for sale tower	1,204,942
Promissory note outstanding		$ 1,780,822
Promissory note [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from current borrowings			$ 1,300,000
Borrowings, interest rate		10.00%
Interest expense		$ 14,840
Promissory note outstanding